38
                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                               Form 13F
                         Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              SPO Partners & Co.
Address:           591 Redwood Highway, Suite 3215
                   Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William J. Patterson
Title:  Managing Director and Vice President
Phone:  (415) 383-6600

Signature, Place, and Date of Signing:

/s/ William J. Patterson    Mill Valley, CA   October 29, 2001
------------------------    ---------------   ----------------
     [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $ 227,291
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.           Form 13F File Number         Name
  1             28-4164                SF Advisory Corp.

  2             28-4166                SF Advisory Corp. II



                           Form 13F INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------
               TITLE OF             VALUE    SHRS OR   SH/PUT/  INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER  CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------
PROQUEST       COM      74346P102  $48,192  1,464,800  SH       DEFINED    1,2      1,464,800
ENSCO INTL INC COM      26874Q100  $55,467  3,793,900  SH       DEFINED    1,2      3,793,900
CRESCENT REAL
ESTATE EQ      COM      225756105  $89,359  4,165,900  SH       DEFINED    1,2      4,165,900
PURE RESOURCES COM      74622E102  $21,293  1,335,000  SH       DEFINED    1,2      1,335,000
CROWN CASTLE
INTERNATIONAL  COM      228227104  $ 9,000  1,000,000  SH       DEFINED    1,2      1,000,000
GULF INDONESIA
RES LTD.       COM      402284103  $ 3,980    457,500  SH       DEFINED    1,2        457,500
